Note 11 - Instruments outstanding and not included in the calculation of diuted earnings per share (Detail) - Outstanding and Not Included in the Calculation of Diluted Earnings per Share [Member] - shares
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding and Not Included in the Calculation of Diluted Earnings per Share [Line Items]
Call options sold	[1]	0	0	0
Employee stock compensation options	[1]	0	0	0
Deferred shares	[1]	117.6	108.8	104.4

[1]	Not included in the calculation of diluted earnings per share, because to do so would have been anti-dilutive.